Note 39 - Financial Instruments - Schedule of Provision Matrix (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Total book value	$ 55,085,782	$ 33,135,718
Loss allowance	$ 944,191	$ 7,465,561
Not past due [member]
Statement Line Items [Line Items]
Expected loss rate	0.04%	0.03%
Total book value	$ 26,538,008	$ 514,854
Loss allowance	10,350	170
Up to 180 days past due [member]
Statement Line Items [Line Items]
Total book value	20,100,156	25,252,572
Loss allowance	$ 18,291	$ 97,099
Up to 180 days past due [member] | Bottom of range [member]
Statement Line Items [Line Items]
Expected loss rate	0.09%	0.08%
Up to 180 days past due [member] | Top of range [member]
Statement Line Items [Line Items]
Expected loss rate	94.58%	91.71%
Up to 365 days past due [member]
Statement Line Items [Line Items]
Total book value	$ 8,447,618	$ 4,290
Loss allowance	$ 915,550	$ 4,290
Up to 365 days past due [member] | Bottom of range [member]
Statement Line Items [Line Items]
Expected loss rate	87.79%	72.68%
Up to 365 days past due [member] | Top of range [member]
Statement Line Items [Line Items]
Expected loss rate	100.00%	100.00%
Over 365 days past due [member]
Statement Line Items [Line Items]
Expected loss rate	100.00%	100.00%
Total book value	$ 0	$ 7,364,002
Loss allowance	$ 0	$ 7,364,002